Risk/Return Detail Data - VIPBalancedPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund III
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Balanced Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities. Investing in domestic and foreign issuers. With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	17.92%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(13.74%)
Performance Table Heading	Average Annual Returns
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Initial Class
Risk/Return:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.44%
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555
2014	10.26%
2015	0.59%
2016	7.26%
2017	16.43%
2018	(4.22%)
2019	24.51%
2020	22.39%
2021	18.26%
2022	(17.94%)
2023	21.53%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Service Class
Risk/Return:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.54%
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | VIP Balanced Portfolio - Service Class 2
Risk/Return:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.69%
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | Return Before Taxes | VIP Balanced Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	21.53%
Past 5 years	12.44%
Past 10 years	9.08%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | Return Before Taxes | VIP Balanced Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	21.40%
Past 5 years	12.32%
Past 10 years	8.96%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | Return Before Taxes | VIP Balanced Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	21.29%
Past 5 years	12.16%
Past 10 years	8.81%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
VIPBalancedPortfolio-InitialServiceService2PRO | VIP Balanced Portfolio | F0021
Risk/Return:
Label	Fidelity Balanced 60/40 Composite Index℠
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08%, 0.08%, and 0.08% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.